Fair Value (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value [Abstract]
Company's Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates indicated (dollars in thousands).

Recurring Fair Value Measurements

As of June 30, 2020

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,030,345	$-	$1,030,345
Freddie Mac	-	494,589	-	494,589
CMOs	-	13,043	-	13,043
Private Label MBS	-	10,167	-	10,167
RMBS total	-	1,548,144	-	1,548,144
Derivative assets
Interest rate swaps	-	30,438	-	30,438
Interest rate swaptions	-	245	-	245
TBAs	-	299	-	299
Treasury futures	-	2,429	-	2,429
Derivative assets total	-	33,411	-	33,411
Servicing related assets	-	-	177,261	177,261
Total Assets	$-	$1,581,555	$177,261	$1,758,816
Liabilities
Derivative liabilities
Interest rate swaps	-	19,313	-	19,313
TBAs	-	-	-	-
Treasury futures	-	-	-	-
Derivative liabilities total	-	19,313	-	19,313
Total Liabilities	$-	$19,313	$-	$19,313

As of December 31, 2019

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,619,233	$-	$1,619,233
Freddie Mac	-	727,851	-	727,851
CMOs	-	129,083	-	129,083
Private Label MBS	-	32,193	-	32,193
RMBS total	-	2,508,360	-	2,508,360
Derivative assets
Interest rate swaps	-	17,921	-	17,921
Interest rate swaptions	-	368	-	368
Derivative assets total	-	18,289	-	18,289
Servicing related assets	-	-	291,111	291,111
Total Assets	$-	$2,526,649	$291,111	$2,817,760
Liabilities
Derivative liabilities
Interest rate swaps	-	10,140	-	10,140
TBAs	-	423	-	423
Treasury futures	-	1,774	-	1,774
Derivative liabilities total	-	12,337	-	12,337
Total Liabilities	$-	$12,337	$-	$12,337

Company's Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis
The tables below present the reconciliation for the Company’s Level 3 assets (Servicing Related Assets) measured at fair value on a recurring basis as of the dates indicated (dollars in thousands):

Level 3 Fair Value Measurements

As of June 30, 2020

Level 3 (A)
MSRs
Balance at December 31, 2019	$291,111
Purchases, sales and principal paydowns:
Purchases	25,677
Sales	(27,754)
Other changes (B)	(895)
Purchases, sales and principal paydowns:	$(2,972)
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	(50,365)
Other changes in fair value (C)	(60,513)
Unrealized loss included in Net Loss	$(110,878)
Balance at June 30, 2020	$177,261

As of December 31, 2019

Level 3 (A)
MSRs
Balance at December 31, 2018	$294,907
Purchases, sales and principal paydowns:
Purchases	104,969
Other changes (B)	(1,993)
Purchases, sales and principal paydowns:	$102,976
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	(43,737)
Other changes in fair value (C)	(63,035)
Unrealized loss included in Net Loss	$(106,772)
Balance at December 31, 2019	$291,111

(A)	Includes any recaptured loans obtained via the recapture agreements in place.
(B)	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
(C)	Represents changes due to realization of expected cash flows and estimated MSR runoff.

Significant Unobservable Inputs Used in Fair Value Measurement
The tables below present information about the significant unobservable inputs used in the fair value measurement of the Company’s Servicing Related Assets classified as Level 3 fair value assets as of the dates indicated (dollars in thousands):

Fair Value Measurements

As of June 30, 2020

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average
MSRs
Conventional	$177,261	Discounted cash flow	Constant prepayment speed	6.5% - 41.5%	17.6%
			Uncollected payments	0.4% - 0.8%	0.7%
			Discount rate		6.1%
			Annual cost to service, per loan		$76
TOTAL	$177,261

As of December 31, 2019

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average (B)
MSRs
Conventional	$263,357	Discounted cash flow	Constant prepayment speed	7.8% -21.1%	13.2%
			Uncollected payments	0.4% - 0.8%	0.7%
			Discount rate		7.3%
			Annual cost to service, per loan		$73
Government	$27,754	Discounted cash flow	Constant prepayment speed	6.5% -19.5%	13.6%
			Uncollected payments	2.2% - 9.0%	2.8%
			Discount rate		9.4%
			Annual cost to service, per loan		$112
TOTAL	$291,111

(A)
Significant increases (decreases) in any of the inputs in isolation may result in significantly lower (higher) fair value measurements. A change in the assumption used for discount rates may be accompanied by a directionally similar change in the assumption used for the probability of uncollected payments and a directionally opposite change in the assumption used for prepayment rates.

(B)	Weighted averages for unobservable inputs are calculated based on the unpaid principal balance of the portfolios.